UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23556
Datum One Series Trust
(Exact name of registrant as specified in charter)

50 S. Lasalle Street
Chicago, Illinois 60603
(Address of principal executive offices)(Zip code)

The Northern Trust Company
50 S. Lasalle Street
Chicago, Illinois 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 494-4270
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the InvestmentCompany Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Polar Capital Emerging Market Stars Fund
Ticker | POLEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Polar Capital Emerging Market Stars Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market Stars Fund	$52	1.00%
KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$187,847,057%
Total number of portfolio holdings	54%
Portfolio turnover rate	21%
Geographical Allocation as % of Net Assets
China	21.6%
India	19.0%
Taiwan	18.1%
South Korea	9.4%
Brazil	9.3%
South Africa	3.8%
Vietnam	3.8%
Mexico	2.8%
Hong Kong	2.6%
Other	9.7%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.

Polar Capital Emerging Market ex-China Stars Fund
Ticker | POLCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Polar Capital Emerging Market ex-China Stars Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Polar Capital Emerging Market ex-China Stars Fund	$51	1.00%
KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$1,192,925%
Total number of portfolio holdings	46%
Portfolio turnover rate	21%
Geographical Allocation as % of Net Assets
India	25.7%
Taiwan	20.5%
South Korea	12.8%
Brazil	12.2%
Mexico	6.0%
South Africa	4.4%
United Arab Emirates	3.3%
Vietnam	2.8%
Argentina	2.6%
Other	5.4%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.

Polar Capital International Small Company Fund
Ticker | PCSCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Polar Capital International Small Company Fund (“Fund”) for the one day ended September 30, 2024 (Commencement of Operations). You can find additional information about the Fund at polarcapitalfunds.com/us/individual/Our-Funds/Literature/. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.
What were the Fund costs for the one day ended September 30, 2024 (Commencement of Operations)?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Polar Capital International Small Company Fund	$0	0.00%
*
The Fund commenced operations on September 30, 2024. The report covers the one-day period from the commencement of operations to the end of the semi-annual reporting period on September 30, 2024. Expenses for the full reporting period would be higher.

KEY FUND STATISTICS as of September 30, 2024
Fund net assets	$9,966,770%
Total number of portfolio holdings	52%
Portfolio turnover rate	0%
Geographical Allocation as % of Net Assets
Sweden	15.1%
Japan	14.7%
United Kingdom	11.9%
Germany	9.0%
Australia	6.8%
Denmark	5.5%
Taiwan	4.2%
South Korea	4.0%
Canada	2.8%
Other	14.8%
Availability of Additional Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about the Fund, including the Fund’s prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800-806-1112 or 312-557-3164.

Item 2. Code of Ethics

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Polar Capital Funds

Semi-Annual Financial Statements and Additional Information
September 30, 2024
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Polar Capital Funds
TABLE OF CONTENTS
September 30, 2024

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
September 30, 2024 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	18.9%
Hotels, Restaurants & Leisure	10.2
Banks	9.5
Real Estate Management & Development	8.4
Interactive Media & Services	7.8
Broadline Retail	6.5
Oil, Gas & Consumable Fuels	5.5
Insurance	4.0
Metals & Mining	3.8
Technology Hardware, Storage & Peripherals	3.6
Electronic Equipment, Instruments & Components	3.2
IT Services	3.1
Machinery	2.7
Consumer Staples Distribution & Retail	2.1
Capital Markets	1.6
Entertainment	1.5
Electrical Equipment	1.5
Health Care Providers & Services	1.2
Construction & Engineering	1.0
Software	0.8
Biotechnology	0.8
Industrial Conglomerates	0.8
Textiles, Apparel & Luxury Goods	0.8
Chemicals	0.4
Ground Transportation	0.4
Other Assets And Liabilities, Net	(0.1)%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)

COMMON STOCKS – 98.3%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.9%
Alchip Technologies Ltd. (Taiwan)	21,794	$1,358,399
eMemory Technology Inc. (Taiwan)	61,342	5,048,672
Eugene Technology Co. Ltd. (South Korea)	57,516	1,671,766
Faraday Technology Corp. (Taiwan)	237,938	1,991,742
Jusung Engineering Co. Ltd. (South Korea)	26,513	542,224
MediaTek Inc. (Taiwan)	113,353	4,177,687
SK Hynix Inc. (South Korea)	24,744	3,311,657
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	577,298	17,407,933
		$35,510,080
HOTELS, RESTAURANTS & LEISURE – 10.2%
H World Group Ltd. (China)	702,680	$2,645,096
MakeMyTrip Ltd. (India) (a)	49,881	4,636,439
Meituan (China) (a),(b)	328,486	6,975,528
Trip.com Group Ltd. (China) (a),(c)	36,835	2,189,104
Zomato Ltd. (India) (a)	843,809	2,746,490
		$19,192,657
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.4%
Aldar Properties PJSC (United Arab Emirates)	1,864,492	$3,814,501
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	416,595	1,124,531
KE Holdings Inc. (China) (c)	86,310	1,718,432
Phoenix Mills (The) Ltd. (India)	328,582	7,228,487
Vinhomes JSC (Vietnam) (a),(b)	1,115,055	1,939,676
		$15,825,627
INTERACTIVE MEDIA & SERVICES – 7.8%
Tencent Holdings Ltd. (China)	235,213	$13,078,993
VTEX (Brazil) (a)	206,227	1,534,329
		$14,613,322
BANKS – 7.7%
Alinma Bank (Saudi Arabia)	212,536	$1,617,360
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	160,050	1,133,925
ICICI Bank Ltd. (India)	382,080	5,798,276
NU Holdings Ltd. (Brazil) (a)	210,416	2,872,178
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	3,034,977	2,990,314
		$14,412,053
BROADLINE RETAIL – 6.5%
MercadoLibre Inc. (Brazil) (a)	3,137	$6,436,999
Mitra Adiperkasa Tbk PT (Indonesia)	19,028,974	2,216,981
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
PDD Holdings Inc. (China) (a),(c)	25,805	$3,478,772
		$12,132,752
OIL, GAS & CONSUMABLE FUELS – 5.5%
Paladin Energy Ltd. (Australia) (a)	245,667	$1,961,469
Reliance Industries Ltd. (India)	237,182	8,344,766
		$10,306,235
INSURANCE – 4.0%
AIA Group Ltd. (Hong Kong)	555,366	$4,849,932
Ping An Insurance Group Co. of China Ltd. (China)	417,767	2,623,381
		$7,473,313
METALS & MINING – 3.8%
Ivanhoe Mines Ltd. (South Africa) (a)	484,628	$7,209,668
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 3.6%
Samsung Electronics Co. Ltd. (South Korea)	144,824	$6,768,902
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.2%
Chroma ATE Inc. (Taiwan)	340,013	$3,992,074
Daejoo Electronic Materials Co. Ltd. (South Korea) (a)	24,410	2,084,947
		$6,077,021
IT SERVICES – 3.1%
FPT Corp. (Vietnam)	412,959	$2,260,975
Globant S.A. (Argentina) (a)	17,670	3,501,134
		$5,762,109
MACHINERY – 2.7%
Action Construction Equipment Ltd. (India)	92,479	$1,533,022
Shenzhen Inovance Technology Co. Ltd. (China)	398,838	3,519,405
		$5,052,427
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.1%
BBB Foods Inc. (Mexico) (a)	77,640	$2,329,200
Raia Drogasil S.A. (Brazil)	339,537	1,588,707
		$3,917,907
CAPITAL MARKETS – 1.6%
360 ONE WAM Ltd. (India)	250,334	$3,104,266
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ENTERTAINMENT – 1.5%
Sea Ltd. (Singapore) (a),(c)	30,597	$2,884,685
ELECTRICAL EQUIPMENT – 1.5%
Sungrow Power Supply Co. Ltd. (China)	203,953	$2,857,353
HEALTH CARE PROVIDERS & SERVICES – 1.2%
Apollo Hospitals Enterprise Ltd. (India)	25,556	$2,196,394
CONSTRUCTION & ENGINEERING – 1.0%
Samsung E&A Co. Ltd. (South Korea) (a)	109,324	$1,834,460
SOFTWARE – 0.8%
TOTVS S.A. (Brazil) (a)	302,568	$1,586,237
BIOTECHNOLOGY – 0.8%
Innovent Biologics Inc. (China) (a),(b)	261,391	$1,567,666
INDUSTRIAL CONGLOMERATES – 0.8%
SK Square Co. Ltd. (South Korea) (a)	24,315	$1,501,033
TEXTILES, APPAREL & LUXURY GOODS – 0.8%
Samsonite International S.A. (United States) (b)	546,658	$1,479,578
CHEMICALS – 0.4%
Bioceres Crop Solutions Corp. (Argentina) (a)	93,793	$738,151
GROUND TRANSPORTATION – 0.4%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	678,753	$693,921
TOTAL COMMON STOCKS–98.3% (Cost $142,924,172)		$184,697,817
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
PREFERRED STOCKS – 1.8%
BANKS – 1.8%
Itau Unibanco Holding S.A. (Brazil), 3.12% (d)	509,151	$3,374,900
TOTAL INVESTMENTS–100.1% (Cost $145,604,169)		$188,072,717
Other Assets and Liabilities, net – (0.1)%		$(225,660)
NET ASSETS–100.0%		$187,847,057

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
September 30, 2024, these securities had a total value of $12,656,369 or 6.7% of net assets.

(c)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
September 30, 2024 (Unaudited)

Industry Allocation	Percent of Net Assets
Semiconductors & Semiconductor Equipment	20.4%
Banks	9.9
Real Estate Management & Development	9.5
Oil, Gas & Consumable Fuels	6.6
Hotels, Restaurants & Leisure	5.3
Broadline Retail	5.3
Technology Hardware, Storage & Peripherals	4.8
Metals & Mining	4.4
Electronic Equipment, Instruments & Components	4.3
Consumer Staples Distribution & Retail	4.1
Electrical Equipment	3.6
IT Services	3.0
Capital Markets	2.5
Health Care Providers & Services	1.5
Entertainment	1.4
Construction & Engineering	1.4
Specialty Retail	1.3
Industrial Conglomerates	1.3
Interactive Media & Services	1.1
Machinery	1.1
Software	1.0
Transportation Infrastructure	0.8
Chemicals	0.6
Ground Transportation	0.5
Other Assets And Liabilities, Net	4.3%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)

COMMON STOCKS – 93.5%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 20.4%
Alchip Technologies Ltd. (Taiwan)	148	$9,225
eMemory Technology Inc. (Taiwan)	441	36,296
Eugene Technology Co. Ltd. (South Korea)	501	14,562
Faraday Technology Corp. (Taiwan)	1,653	13,837
Jusung Engineering Co. Ltd. (South Korea)	200	4,090
MediaTek Inc. (Taiwan)	739	27,236
SK Hynix Inc. (South Korea)	179	23,957
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,792	114,345
		$243,548
REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.5%
Aldar Properties PJSC (United Arab Emirates)	13,461	$27,539
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	4,470	12,066
Phoenix Mills (The) Ltd. (India)	2,538	55,834
Vinhomes JSC (Vietnam) (a),(b)	10,377	18,051
		$113,490
BANKS – 7.7%
Alinma Bank (Saudi Arabia)	1,863	$14,177
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,060	7,510
ICICI Bank Ltd. (India)	3,241	49,184
NU Holdings Ltd. (Brazil) (b)	1,576	21,512
		$92,383
OIL, GAS & CONSUMABLE FUELS – 6.6%
Paladin Energy Ltd. (Australia) (b)	1,585	$12,655
Reliance Industries Ltd. (India)	1,874	65,933
		$78,588
HOTELS, RESTAURANTS & LEISURE – 5.3%
MakeMyTrip Ltd. (India) (b)	486	$45,174
Zomato Ltd. (India) (b)	5,693	18,530
		$63,704
BROADLINE RETAIL – 5.3%
MercadoLibre Inc. (Brazil) (b)	21	$43,091
Mitra Adiperkasa Tbk PT (Indonesia)	176,180	20,526
		$63,617
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 4.8%
Samsung Electronics Co. Ltd. (South Korea)	1,216	$56,834
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
METALS & MINING – 4.4%
Ivanhoe Mines Ltd. (South Africa) (b)	3,554	$52,872
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.3%
Chroma ATE Inc. (Taiwan)	2,541	$29,834
Daejoo Electronic Materials Co. Ltd. (South Korea) (b)	252	21,524
		$51,358
CONSUMER STAPLES DISTRIBUTION & RETAIL – 4.1%
BBB Foods Inc. (Mexico) (b)	1,263	$37,890
Raia Drogasil S.A. (Brazil)	2,268	10,612
		$48,502
ELECTRICAL EQUIPMENT – 3.6%
KEI Industries Ltd. (India)	231	$11,829
Voltronic Power Technology Corp. (Taiwan)	206	13,167
WEG S.A. (Brazil)	1,772	17,692
		$42,688
IT SERVICES – 3.0%
Globant S.A. (Argentina) (b)	118	$23,380
Presight AI Holding PLC (United Arab Emirates) (b)	18,309	12,352
		$35,732
CAPITAL MARKETS – 2.5%
360 ONE WAM Ltd. (India)	2,441	$30,270
HEALTH CARE PROVIDERS & SERVICES – 1.5%
Apollo Hospitals Enterprise Ltd. (India)	206	$17,705
ENTERTAINMENT – 1.4%
Sea Ltd. (Singapore) (b),(c)	182	$17,159
CONSTRUCTION & ENGINEERING – 1.4%
Samsung E&A Co. Ltd. (South Korea) (b)	966	$16,210
SPECIALTY RETAIL – 1.3%
Mobile World Investment Corp. (Vietnam)	5,629	$15,578
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
INDUSTRIAL CONGLOMERATES – 1.3%
SK Square Co. Ltd. (South Korea) (b)	242	$14,939
INTERACTIVE MEDIA & SERVICES – 1.1%
VTEX (Brazil) (b)	1,826	$13,585
MACHINERY – 1.1%
Action Construction Equipment Ltd. (India)	762	$12,632
SOFTWARE – 1.0%
TOTVS S.A. (Brazil) (b)	2,280	$11,953
TRANSPORTATION INFRASTRUCTURE – 0.8%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,066	$9,007
CHEMICALS – 0.6%
Bioceres Crop Solutions Corp. (Argentina) (b)	910	$7,162
GROUND TRANSPORTATION – 0.5%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	5,450	$5,572
TOTAL COMMON STOCKS–93.5% (Cost $893,728)		$1,115,088
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
PREFERRED STOCKS – 2.2%
BANKS – 2.2%
Itau Unibanco Holding S.A. (Brazil), 3.12% (d)	4,080	$27,044
TOTAL INVESTMENTS–95.7% (Cost $918,330)		$1,142,132
Other Assets and Liabilities, net – 4.3%		$50,793
NET ASSETS–100.0%		$1,192,925

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
September 30, 2024, these securities had a total value of $23,623 or 2.0% of net assets.

(b)	Non-income producing security.
(c)
This security represents the common stock of a foreign company which trades directly or through an
American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS
September 30, 2024 (Unaudited)

Industry Allocation	Percent of Net Assets
Software	20.9%
Health Care Technology	7.5
Financial Services	7.2
Interactive Media & Services	5.6
Electronic Equipment, Instruments & Components	5.4
Capital Markets	4.2
Pharmaceuticals	4.1
Biotechnology	3.5
Health Care Equipment & Supplies	3.5
Air Freight & Logistics	2.8
Aerospace & Defense	2.3
Consumer Finance	2.1
Trading Companies & Distributors	2.0
Professional Services	2.0
Leisure Products	2.0
Semiconductors & Semiconductor Equipment	2.0
Life Sciences Tools & Services	1.8
Real Estate Management & Development	1.7
Diversified Consumer Services	1.5
Commercial Services & Supplies	1.5
Media	1.5
IT Services	1.0
Total Personal Care Products	1.0
Machinery	1.0
Broadline Retail	0.5
Consumer Staples Distribution & Retail	0.2
Other Assets And Liabilities, Net	11.2%
Net Assets	100.0%
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  Fund holdings are subject to change daily.
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)

COMMON STOCKS – 88.8%	Shares	Fair Value
SOFTWARE – 20.9%
cBrain A/S (Denmark)	10,467	$318,861
Esker S.A. (France)	504	148,448
Fortnox AB (Sweden)	32,577	202,086
Freee KK (Japan) (a)	7,000	119,033
Hyundai Ezwel Co. Ltd. (South Korea)	19,337	78,667
Kinaxis Inc. (Canada) (a)	2,358	280,129
Lime Technologies AB (Sweden) (b)	1,241	41,852
Money Forward Inc. (Japan) (a)	2,900	118,179
m-up Holdings Inc. (Japan)	34,700	319,899
PSI Software SE (Germany) (a)	5,139	127,567
Rakus Co. Ltd. (Japan)	10,700	166,502
SmartCraft ASA (Sweden) (a)	3,024	9,198
WiseTech Global Ltd. (Australia)	1,607	152,418
		$2,082,839
HEALTH CARE TECHNOLOGY – 7.5%
Medley Inc. (Japan) (a)	7,400	$196,939
Nexus A.G. (Germany)	8,314	513,638
Nordhealth A/S (Finland) (a)	11,000	39,401
		$749,978
FINANCIAL SERVICES – 7.2%
Boku Inc. (United States) (a),(b)	124,539	$270,566
Muthoot Microfin Ltd. (India) (a)	17,711	49,662
WAG Payment Solutions PLC (Czech Republic) (a)	217,409	246,484
Wise PLC (United Kingdom) (a)	16,931	152,000
		$718,712
INTERACTIVE MEDIA & SERVICES – 5.6%
Baltic Classifieds Group PLC (United Kingdom)	106,748	$432,432
Hemnet Group AB (Sweden)	3,418	125,804
		$558,236
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.4%
E Ink Holdings Inc. (Taiwan)	45,000	$416,634
SOLUM Co. Ltd. (South Korea) (a)	7,947	123,365
		$539,999
CAPITAL MARKETS – 4.2%
AJ Bell PLC (United Kingdom)	16,458	$98,906
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Integral Corp. (Japan)	11,300	$318,420
		$417,326
PHARMACEUTICALS – 4.1%
Neuren Pharmaceuticals Ltd. (Australia) (a)	9,523	$99,678
SwedenCare AB (Sweden)	69,875	304,658
		$404,336
BIOTECHNOLOGY – 3.5%
BoneSupport Holding AB (Sweden) (a),(b)	844	$25,364
Devyser Diagnostics AB (Sweden) (a)	26,074	326,058
		$351,422
HEALTH CARE EQUIPMENT & SUPPLIES – 3.5%
Ambu A/S (Denmark) (a)	6,426	$125,851
PolyNovo Ltd. (Australia) (a)	124,403	224,476
		$350,327
AIR FREIGHT & LOGISTICS – 2.8%
InPost S.A. (Poland) (a)	14,758	$278,288
AEROSPACE & DEFENSE – 2.3%
INVISIO AB (Sweden)	3,260	$74,150
Montana Aerospace A.G. (Germany) (a),(b)	6,265	149,898
		$224,048
CONSUMER FINANCE – 2.1%
Funding Circle Holdings PLC (United Kingdom) (a),(b)	114,518	$211,285
TRADING COMPANIES & DISTRIBUTORS – 2.0%
IPD Group Ltd. (Australia)	57,789	$202,958
PROFESSIONAL SERVICES – 2.0%
One Career Inc. (Japan) (a)	6,400	$199,269
LEISURE PRODUCTS – 2.0%
MIPS AB (Sweden)	3,662	$195,074
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.0%
Eo Technics Co. Ltd. (South Korea)	1,665	$195,058
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
LIFE SCIENCES TOOLS & SERVICES – 1.8%
AddLife AB (Sweden)	4,688	$74,965
Evotec SE (Germany) (a)	14,328	102,473
		$177,438
REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.7%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	64,200	$173,298
DIVERSIFIED CONSUMER SERVICES – 1.5%
Auction Technology Group PLC (United Kingdom) (a)	26,655	$149,673
COMMERCIAL SERVICES & SUPPLIES – 1.5%
Alpha Purchase Co. Ltd. (Japan)	3,300	$22,433
Norva24 Group AB (Sweden) (a)	43,496	126,344
		$148,777
MEDIA – 1.5%
YouGov PLC (United Kingdom)	24,742	$144,554
IT SERVICES – 1.0%
Trifork Group A.G. (Denmark) (a)	6,840	$100,099
TOTAL PERSONAL CARE PRODUCTS – 1.0%
Pharmanutra SpA (Italy)	1,539	$99,876
MACHINERY – 1.0%
AutoStore Holdings Ltd. (Norway) (a),(b)	95,708	$97,949
BROADLINE RETAIL – 0.5%
Global-e Online Ltd. (Israel) (a)	1,333	$51,241
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
PORTFOLIO OF INVESTMENTS  (Continued)
September 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.2%
REDCARE PHARMACY N.V. (Netherlands) (a),(b)	165	$23,804
TOTAL COMMON STOCKS–88.8% (Cost $8,855,385)		$8,845,864
TOTAL INVESTMENTS–88.8% (Cost $8,855,385)		$8,845,864
Other Assets and Liabilities, net – 11.2%		$1,120,906
NET ASSETS–100.0%		$9,966,770

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of
September 30, 2024, these securities had a total value of $820,718 or 8.2% of net assets.

See accompanying Notes to Financial Statements.

Polar Capital Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024 (Unaudited)

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund	Polar Capital International Small Company Fund
ASSETS
Investment securities— at fair value (identified cost $145,604,169, $918,330 and $8,855,385, respectively)	$188,072,717	$1,142,132	$8,845,864
Cash	4,535,706	71,928	—
Foreign currencies at value (identified cost $333,474, $43 and $0, respectively)	346,170	44	—
Receivable for:
Dividends and interest	144,180	1,056	—
Dividend reclaims	894	—	—
Capital stock sold	14,169	—	10,000,000
Investments sold	639,860	639	—
Reimbursement from Administrator (Note 6)	—	37,706	—
Reimbursement from Adviser (Note 6)	52,968	11,556	—
Prepaid expenses	61,082	17,320	—
Total assets	193,867,746	1,282,381	18,845,864
LIABILITIES
Payable for:
Investments purchased	3,742,725	797	8,879,094
Capital stock repurchased	42,063	—	—
Advisory fees	151,689	1,004	—
Accrued expenses and other liabilities	161,899	74,148	—
Foreign capital gains taxes payable	1,922,313	13,507	—
Total liabilities	6,020,689	89,456	8,879,094
NET ASSETS	$187,847,057	$1,192,925	$9,966,770
SUMMARY OF SHAREHOLDERS’ EQUITY
Capital stock—no par value; unlimited authorized shares; 21,577,198, 100,452 and 1,000,000, respectively outstanding shares	158,288,610	1,004,641	10,000,000
Distributable earnings	29,558,447	188,284	(33,230)
NET ASSETS	$187,847,057	$1,192,925	$9,966,770
NET ASSET VALUE
Offering and redemption price per share	$8.71	$11.88	$9.97
See accompanying Notes to Financial Statements.

Polar Capital Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

	Polar Capital Emerging Market Stars Fund	Polar Capital Emerging Market ex-China Stars Fund	Polar Capital International Small Company Fund*
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $154,313, $1,207 and $—, respectively)	$1,245,707	$7,391	$—
Interest	83,331	13	—
Total investment income	1,329,038	7,404	—
EXPENSES
Advisory fees (Note 6)	836,822	5,802	—
Fund accounting and administrative services fees (Note 6)	70,890	65,848	—
Trustee fees and expenses (Note 6)	69,156	497	—
Custodian fees (Note 6)	52,386	6,869	—
Legal fees	39,933	294	—
Compliance fees (Note 6)	31,469	22,907	—
Transfer agent fees and expenses (Note 6)	22,154	15,080	—
Audit and tax services fees	18,898	18,878	—
State filing fees	12,140	10,707	—
Reports to shareholders	8,488	1,121	—
Other	39,589	2,033	—
Total expenses	1,201,925	150,036	—
Waiver from Administrator (Note 6)	—	(75,206)	—
Waiver/Reimbursement from Adviser (Note 6)	(365,102)	(69,028)	—
Net expenses	836,823	5,802	—
Net Investment Income	492,215	1,602	—
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(5,990,634)	(31,226)	—
Foreign currency transactions	(50,235)	(1,317)	—
Net change in unrealized appreciation (depreciation) of:
Investments (net change in deferred capital gains taxes of $(1,221,522), $(6,660) and $—, respectively)	20,067,195	85,704	(9,521)
Translation of foreign currency denominated amounts	11,001	883	(23,709)
Net realized and unrealized gain (loss)	14,037,327	54,044	(33,230)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,529,542	$55,646	$(33,230)

*	For the one day ended September 30, 2024 (Commencement of Operations).
See accompanying Notes to Financial Statements.

Polar Capital Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market Stars Fund
	Six Months Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$492,215	$560,765
Net realized loss	(6,040,869)	(3,259,258)
Net change in unrealized appreciation (depreciation)	20,078,196	16,755,818
Net increase in net assets resulting from operations	14,529,542	14,057,325
Distributions to shareholders	—	(581,602)
Capital stock transactions:
Proceeds from capital stock sold	29,586,141	49,309,876
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	176,107
Cost of capital stock repurchased	(7,932,493)	(9,975,917)
Net increase from capital stock transactions	21,653,648	39,510,066
Total change in net assets	36,183,190	52,985,789
NET ASSETS
Beginning of period	151,663,867	98,678,078
End of period	$187,847,057	$151,663,867
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	3,601,222	6,780,535
Shares issued to shareholders upon reinvestment of dividends and distributions	—	23,607
Shares of capital stock repurchased	(967,811)	(1,352,254)
Change in capital stock outstanding	2,633,411	5,451,888
See accompanying Notes to Financial Statements.

Polar Capital Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Polar Capital Emerging Market ex-China Stars Fund
	Six Months Ended September 30, 2024 (Unaudited)	Period Ended March 31, 2024*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,602	$1,370
Net realized gain (loss)	(32,543)	13,021
Net change in unrealized appreciation (depreciation)	86,587	123,716
Net increase in net assets resulting from operations	55,646	138,107
Distributions to shareholders	—	(5,521)
Capital stock transactions:
Proceeds from capital stock sold	—	1,000,010
Proceeds from shares issued to shareholders upon reinvestment of dividends and distributions	—	4,693
Cost of capital stock repurchased	—	(10)
Net increase from capital stock transactions	—	1,004,693
Total change in net assets	55,646	1,137,279
NET ASSETS
Beginning of period	1,137,279	—
End of period	$1,192,925	$1,137,279
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	—	100,000
Shares issued to shareholders upon reinvestment of dividends and distributions	—	453
Shares of capital stock repurchased	—	(1)
Change in capital stock outstanding	—	100,452

*	For the period from June 30, 2023 (Commencement of Operations) to March 31, 2024.

See accompanying Notes to Financial Statements.

Polar Capital Funds
STATEMENTS OF CHANGES IN NET ASSETS

Polar Capital International Small Company Fund
Period Ended September 30, 2024* (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(33,230)
Net decrease in net assets resulting from operations	(33,230)
Capital stock transactions:
Proceeds from capital stock sold	10,000,000
Net increase from capital stock transactions	10,000,000
Total change in net assets	9,966,770
NET ASSETS
Beginning of period	—
End of period	$9,966,770
CHANGE IN CAPITAL STOCK OUTSTANDING
Shares of capital stock sold	1,000,000
Change in capital stock outstanding	1,000,000

*	For the one day ended September 30, 2024 (Commencement of Operations).
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market Stars Fund
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding Throughout Each Year

	Six Months Ended September 30,	Year Ended March 31,			Period Ended March 31,
	2024 (Unaudited)	2024	2023	2022	2021*
Per share operating performance:
Net asset value, beginning of period	$8.01	$7.31	$8.20	$10.08	$10.00
Income from investment operations:
Net investment income (loss)(a)	$0.02	$0.03	$(0.02)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investment securities	0.68	0.70	(0.87)	(1.52)	0.10
Total from investment operations	$0.70	$0.73	$(0.89)	$(1.53)	$0.08
Less distributions:
Distributions from net investment income	$—	$(0.03)	$—	$(0.09)	$—
Distributions from net realized capital gains	—	—	—	(0.26)	—
Total distributions	$—	$(0.03)	$—	$(0.35)	$—
Net asset value, end of period	$8.71	$8.01	$7.31	$8.20	$10.08
Total investment return(b), (c)	8.74%	10.05%	(10.85)%	(15.66)%	0.80%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$187,847	$151,664	$98,678	$8,629	$10,079
Ratio of expenses to average net assets:
Before waiver/reimbursement (d)	1.44%	1.63%	2.45%	4.70%	5.34%
After waiver/reimbursement(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	0.15%	(0.17)%	(1.80)%	(3.84)%	(5.14)%
After waiver/reimbursement(d)	0.59%	0.46%	(0.35)%	(0.14)%	(0.80)%
Portfolio turnover rate(b)	21%	38%	29%	38%	15%

*	For the period from December 30, 2020 (Commencement of Operations) to March 31, 2021.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

Polar Capital Emerging Market ex-China Stars Fund
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

	Year Ended September 30,	Period Ended March 31,
	2024 (Unaudited)	2024*
Per share operating performance:
Net asset value, beginning of period	$11.32	$10.00
Income from investment operations:
Net investment income (loss)(a)	$0.02	$0.01
Net realized and unrealized gain (loss) on investment securities	0.54	1.37
Total from investment operations	$0.56	$1.38
Less distributions:
Distributions from net realized capital gains	—	(0.06)
Total distributions	$—	$(0.06)
Net asset value, end of period	$11.88	$11.32
Total investment return(b), (c)	4.95%	13.82%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$1,193	$1,137
Ratio of expenses to average net assets:
Before waiver/reimbursement(d)	25.86%	27.51%
After waiver/reimbursement(d)	1.00%	1.00%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(d)	(24.58)%	(26.33)%
After waiver/reimbursement(d)	0.28%	0.18%
Portfolio turnover rate(b)	21%	22%

*	For the period from June 30, 2023 (Commencement of Operations) to March 31, 2024.
(a)	Per share amount is based on average shares outstanding.
(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

Polar Capital International Small Company Fund
FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Stock Outstanding Throughout The Period

Period Ended September 30,
2024* (Unaudited)
Per share operating performance:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)(a)	$—
Net realized and unrealized loss on investment securities	(0.03)
Total from investment operations	$(0.03)
Net asset value, end of period	$9.97
Total investment return(b), (c)	(0.30)%
Ratios/supplemental data:
Net assets, end of period (in $000’s)	$9,967
Ratio of expenses to average net assets:
Before waiver/reimbursement(a)	—%
After waiver/reimbursement(a)	—%
Ratio of net investment income to average net assets:
Before waiver/reimbursement(a)	—%
After waiver/reimbursement(a)	—%
Portfolio turnover rate(d)	—%

*	For the one day ended September 30, 2024 (Commencement of Operations).
(a)
The report covers the one-day period from the commencement of operations to the end of the semi-annual reporting period on September
30, 2024. Expenses and income for the full reporting period would be higher.

(b)	Not annualized for periods less than a year.
(c)	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
(d)	Annualized for periods less than one year.
See accompanying Notes to Financial Statements.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)
NOTE 1 — Organization
Datum One Series Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 3, 2020. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Polar Capital Emerging Market Stars Fund ("Emerging Market Stars Fund"), Polar Capital Emerging Market ex-China Stars Fund ("Emerging Market ex-China Stars Fund") and Polar Capital International Small Company Fund ("International Small Company Fund") (together the "Funds"; each a "Fund") are each a series of the Trust. These financial statements and notes only relate to these Funds. The International Small Company Fund commenced operations on September 30, 2024. With respect to the International Small Company Fund, the report covers the one-day period from the commencement of operations to the end of the semi-annual reporting period on September 30, 2024.
The Funds are non-diversified funds, meaning each may invest in a smaller number of companies than a diversified fund. The Funds seek to achieve long term capital growth. For information on the specific strategies of the Funds, please refer to the Funds' Prospectus.
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
NOTE 2 — Significant Accounting Policies
The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A. Security Valuation
The Funds' investments are reported at fair value as defined by U.S. GAAP. The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Further discussion of valuation methods, inputs and classifications can be found under Disclosure of Fair Value Measurements.
B. Securities Transactions, Related Investment Income and Foreign Currency Translations
Securities transactions are accounted for on the date the securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. The books and records of the Funds are maintained in U.S. dollars as follows: (1)

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
the foreign currency fair value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investments” and “Net change in unrealized appreciation (depreciation) of investments” on the Statements of Operations.
Net realized gains and losses from foreign currency transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
C. Expense Allocations
Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser's series of funds based on relative net assets or another reasonable basis.
D. Use of Estimates
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from those estimates.
NOTE 3 — Principal Risks
It is possible to lose money on an investment in a Fund: The Funds will be affected by the investment decisions, techniques and risk analyses of the Funds' Adviser and there is no guarantee that a Fund will achieve its investment objective. Any of the following risks, among others, could affect the performance of the Funds or cause the Funds to lose money or to underperform market averages of other funds. Each risk summarized below is considered to be a “principal risk” of investing in the Funds, regardless of the order in which it appears.
Risks Associated with Investing in Equities: The Funds may invest in equity and equity-related securities traded on recognized stock exchanges and over-the-counter markets. Equity securities will be subject to risks associated with such investments, including fluctuations in market prices, adverse issuer or market information and the fact that equity and equity-related interests are subordinate in the right of payment to other corporate securities, including debt securities. The value of these securities varies with the performance of the respective issuers and movements in the equity markets generally. As a result, the Funds may suffer losses if they invest in equity securities of issuers where performance falls below market expectations or if equity markets in general decline or the Funds have not hedged against such a general decline. Futures and options on futures on equity securities and indices are subject to all the foregoing risks, in addition to the risks particularly associated with futures and derivative contracts.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
ESG Investing Risk: The Funds' consideration of environmental, social and/or governance factors as part of their investment process may cause them to make different investments than funds that have a similar investment universe and/or investment style but that do not incorporate such factors in their strategy or investment processes. Additionally, the Funds may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or sell securities when it might be otherwise disadvantageous for it to do so. Incorporating ESG factors into investment decision making is qualitative and subjective by nature, and there is no guarantee that the factors considered by the Adviser or any judgment exercised by the Adviser will reflect the beliefs or values of any particular investor. Socially responsible norms differ by region and industry, and a company’s ESG practices or the Adviser’s assessment of a company’s ESG practices may change over time.
Risks Associated with Investing in Emerging Markets: The Funds' investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. The Public Company Accounting Oversight Board, which regulates auditors of U.S. companies, is unable to inspect audit work papers in certain foreign countries. Investors in emerging markets often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.
Investment in China (principal risk for the Emerging Market Stars Fund):The Chinese economy is generally considered an emerging and volatile market. Although China has experienced a relatively stable political environment in recent years, there is no guarantee that such stability will be maintained in the future. Political, regulatory and diplomatic events, such as the U.S.-China “trade war” that intensified in 2018, could have an adverse effect on the Chinese or Hong Kong economies and on investments made through Stock Connect program. Investing in securities of Chinese issuers, including by investing in A Shares, involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in a lack of liquidity and in price volatility, (ii) currency revaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) potentially higher rates of inflation, (vii) the unavailability of consistently-reliable economic data, (viii) the relatively small size and absence of operating history of many Chinese companies, (ix) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, the quality of financial information may vary and the Public Company Accounting Oversight Board, which regulates

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries, including China, (x) greater political, economic, social, legal and tax-related uncertainty, (xi) higher market volatility caused by any potential regional territorial conflicts or natural disasters, (xii) higher dependence on exports and international trade, (xiii) the risk of increased trade tariffs, embargoes and other trade limitations, (xiv) restrictions on foreign ownership, and (xv) custody risks associated with investing through programs to access Chinese securities. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.
Stock Connect Investing Risk (principal risk for the Emerging Market Stars Fund): China “A Shares” are equity securities of issuers incorporated in mainland China that are denominated and currently traded in Renminbi (“RMB”) on the Shanghai or Shenzhen Stock Exchanges. Subject to minor exceptions, under current regulations in China, foreign investors, such as the Emerging Market Stars Fund, can invest in A Shares only (i) through certain institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs. The Emerging Market Stars Fund will invest in A Shares listed and traded on the SSE or Shenzhen Stock Exchange (“SZSE”) through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. The Emerging Market Stars Fund's investments in Stock Connect A Shares are generally subject to Chinese securities regulations and listing rules, among other restrictions that may affect the Emerging Market Stars Fund's investments and returns, including daily limits on net purchases and transfer restrictions. In addition, the Stock Connect program’s trading, clearance and settlement procedures are relatively untested in China, which could pose risks to the Emerging Market Stars Fund. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in Stock Connect A Shares, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Emerging Market Stars Fund.
The Stock Connect program will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Emerging Market Stars Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading. Because of the way in which China A shares are held in Stock Connect, the Emerging Market Stars Fund may not be able to exercise the rights of a shareholder and may be limited in its ability to pursue claims against the issuer of a security, and may suffer losses in the event the depository of the SSE or the SZSE becomes insolvent. Only certain China A shares are eligible to be accessed through the Stock Connect program. Such securities may lose their eligibility at any time, in which case they presumably could be sold but could no longer be purchased through the Stock Connect program. The Stock Connect program is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Emerging Market Stars Fund's investments or returns. In addition, the application and

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Emerging Market Stars Fund's investments and returns.
Small Companies Investing Risk (principal risk for the International Small Company Fund): Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of small companies offers potential above average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Derivatives Risk: The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, and counterparty risk.
Market Risk: The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas.
Liquidity Risk: In some circumstances, investments may be relatively illiquid making it difficult to acquire or dispose of them at the prices quoted on the various exchanges. Accordingly, the Funds' ability to respond to market movements may be impaired and the Funds may experience adverse price movements upon liquidation of their investments. Settlement of transactions may be subject to delay and administrative uncertainties.
Counterparty and Third Party Risk: Transactions involving a counterparty (including a clearing member or clearing house through which the Funds hold a derivative position) to a derivative contract, repurchase agreement, reverse repurchase agreement, or other financial instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Large Investor Risk: Ownership of shares of the Funds may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Funds, may increase realized capital gains, may accelerate the realization of taxable income or gains for shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Funds' expenses. In addition, the Funds may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than they ordinarily would.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
Management Risk: The Funds are subject to management risk as an actively managed investment portfolio. The portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results. The portfolio managers’ opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Funds, the Funds' investment objective may not be achieved, or the market may continue to undervalue the Funds' securities. In addition, the Funds may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that the personnel of the Adviser will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Funds' ability to achieve their investment objective. Certain securities or other instruments in which the Funds seek to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Funds.
Risks Associated with Non-Diversification: The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Funds could affect the overall value of the Funds more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Funds' value will likely be more volatile than the value of a more diversified fund. In addition, due to its relatively low number of holdings, the Funds will be more susceptible to company-specific events and risks impacting the particular securities held by the Funds than a fund with a greater number of holdings.
Risks Associated with Changes to Non-U.S. Tax Laws: Fund investors should also consider the possibility of changes to non-U.S. tax laws and regulations (including potential retroactive changes) which may adversely affect certain investments made by the Funds, including as a result of the Action Plan on Base Erosion and Profit Shifting (“BEPS”), which has been developed with the aim of securing revenue by realigning taxation with economic activities and value creation by creating a single set of consensus based international tax rules. As part of the BEPS project, it is anticipated that new rules dealing with the operation of double tax treaties, the definition of permanent establishments, interest deductibility and how hybrid instruments and hybrid entities are taxed will have been and continue to be introduced. To facilitate implementation of the BEPS project, the Multilateral Convention to Implement Tax Treaty Related Measures to Prevent Base Erosion and Profit Shifting has modified, and continues to modify, a wide range of double tax treaty provisions. In addition, the European Council’s Anti-Tax Avoidance Directive addresses many of the same issues. These initiatives could adversely affect the Funds or certain or all Fund investors, including but not limited to causing additional reporting and disclosure obligations for Fund investors. In addition, there may be changes in the tax laws or interpretations of tax laws in jurisdictions in which the Funds, and/or any entity owned directly or indirectly by the Funds, are established, are operating, are managed, are advised, are promoted or are investing, or in which Fund investors are resident, that are adverse to the Funds, and/or any entities owned directly or indirectly by the Funds and/or the Fund investors. Changes to taxation treaties or interpretations of taxation treaties between one or more such jurisdictions and the countries through which the Funds and/or any entities owned directly or indirectly by the Funds hold investments or in which a Fund investor is resident or the introduction of, or change to, EU Directives (including but not limited to the Anti-Tax Avoidance Directives) may adversely affect the ability of the Funds and/or any entities owned

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
directly or indirectly by the Funds to efficiently realize income or capital gains. Consequently, it is possible that the Funds and/or any entities owned directly or indirectly by the Funds may face unfavorable tax treatment in such jurisdictions that may materially adversely affect the value of the investments held by the Funds and/ or any entities owned directly or indirectly by the Funds or the feasibility of making investments in certain countries.
Participatory Notes Risk: An investment in participatory notes is subject to market risk. The performance results of participatory notes may not exactly replicate the performance of the underlying securities. An investment in participatory notes is also subject to counterparty risk, relating to the non-U.S. bank or broker-dealer that issues the participatory notes, and may be subject to liquidity risk.
Currency Risk: The currencies in which investments are denominated may be unstable, may be subject to significant depreciation and may not be freely convertible.
Micro-Cap Companies Risk (principal risk for the International Small Company Fund): Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.
Custody Risk: In a limited number of markets, particularly in emerging economies, where a no failed trade policy is standard market practice, assets may be assigned, transferred, exchanged or delivered without the prior approval of the Depositary or its agent. Once a sale order is placed in relation to assets of the Funds, by virtue of the operation of the settlement system within those markets, those assets will automatically move from custody of the Depositary without the need for the prior approval of the Depositary. Where this occurs the consideration for those assets is remitted to the entity releasing the assets.
Unconstrained Sector Risk (principal risk for the Polar Capital Emerging Market Stars Fund and Polar Capital Emerging Market ex-China Stars Funds): The Fund may focus its investments in securities of one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or industry.
Cyber Security Risk: The Funds and their service providers are susceptible to operational and information security and related risks of cyber security incidents. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber security attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks also may be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make services unavailable to intended users). Cyber security incidents affecting the Funds, Adviser, Custodian or Administrator or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by interference with the Funds' ability to calculate its NAV; impediments to trading for the Funds' portfolio; the inability of Shareholders to transact business with the Funds; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs;

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
legal fees; or additional compliance costs. Similar adverse consequences could result from cyber security incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions and other parties. While information risk management systems and business continuity plans have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in any cyber security risk management systems or business continuity plans, including the possibility that certain risks have not been identified.
Non-U.S. Securities Risk: Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers or non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non-U.S. securities may also be subject to greater environmental, credit and information risks. The Fund's investments in non-U.S. securities also are subject to non-U.S. currency fluctuations and other non-U.S. currency-related risks. Non-U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Because of these and other risks, you could lose money by investing in the Funds.
An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
NOTE 4 — Purchases and Sales of Investment Securities
For the period ended September 30, 2024 the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Cost of Purchases of Investment securities	Proceeds of Investment securities sold
Emerging Market Stars Fund	$58,059,114	$33,866,868
Emerging Market ex-China Stars Fund	235,917	283,207
International Small Company Fund*	8,855,288	—

*	For the one day ended September 30, 2024 (Commencement of Operations).
NOTE 5 — Federal Income Tax
No provision for federal income tax is required because each of the Funds has elected to be taxed as a “regulated investment company” under the Internal Revenue Code (the “Code”) and intends to maintain this qualification and to distribute each year to its shareholders, in accordance with the minimum distribution requirements of the Code, its taxable net investment income and taxable net realized gains on investments.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
At March 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation / (Depreciation)
Emerging Market Stars Fund	$146,613	$—	$(3,736,533)	$18,618,825
Emerging Market ex-China Stars Fund	15,192	—	—	117,446

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among the capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to non-deductible expenses. These reclassifications have no impact on the net assets or the NAV per share of the Fund.
At March 31, 2024, the following reclassifications were recorded:

	Distributable Earnings	Paid-in Capital
Emerging Market Stars Fund	$—	$—
Emerging Market ex-China Stars Fund	52	(52)

The tax status of distributions paid during the fiscal years ended March 31, 2024 and March 31, 2023 were as follows:

	Dividends from Ordinary Income 2024	Dividends from Long-term Capital Gains 2024	Total Distributions 2024	Dividends from Ordinary Income 2023	Dividends from Long-term Capital Gains 2023	Total Distributions 2023
Emerging Market Stars Fund	$581,602	$—	$581,602	$—	$—	$—
Emerging Market ex-China Stars Fund	5,521	—	5,521	—	—	—

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
As of September 30, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Market Stars Fund	$147,335,509	$44,952,879	$(4,215,671)	$40,737,208
Emerging Market ex-China Stars Fund	925,187	265,394	(48,449)	216,945
International Small Company Fund	8,855,385	12,494	(22,015)	(9,521)

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statement of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain (loss) on foreign capital gains tax" on the Statements of Operations and any amounts unpaid are accrued and included in Foreign capital gains taxes payable on the Statements of Assets and Liabilities.
As of and for the fiscal year ended March 31, 2024, the Funds did not have any liability for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the year ended March 31, 2024, the Funds did not incur any interest or penalties. The statute of limitations remains open for 3 years, once a return is filed. No examinations are in progress at this time.
  As of March 31, 2024, the short-term and long-term capital loss carryforwards were as follows:
	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Emerging Market Stars Fund	$3,621,846	$114,687
Emerging Market ex-China Stars Fund	—	—

NOTE 6 — Advisory Fees and Other Affiliated Transactions
Pursuant to Investment Management Agreements (the “Agreements”) between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”), advisory fees are accrued daily and paid monthly to the Adviser based on the average daily net assets of each Fund.  The Adviser has contractually agreed to waive advisory fees and reimburse other expenses to the extent total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
underlying investment companies) exceed certain annual rates of the average daily net assets of each Fund.  The following annualized advisory fees and contractual expense limits were in effect for the fiscal period ended September 30, 2024.
	Advisory Fee	Contractual Expense Limit
Emerging Market Stars Fund	1.00%	1.00%(a)
Emerging Market ex-China Stars Fund	1.00%	1.00%(a)
International Small Company Fund	1.00%	1.00%(b)

(a)	Effective through July 31, 2025.
(b)	Effective through June 25, 2026.
Effective August 27, 2024, Polar Capital (America) Corporation (the “Sub-Adviser”) was appointed investment sub-adviser of the Polar Small Company Fund pursuant to an investment sub-advisory agreement between the Adviser and the Sub-Adviser. For its services to the Polar Small Company Fund, the Sub-Adviser receives a fee from the Adviser, computed and accrued daily and paid quarterly at an annual rate of 0.90% of the average daily net assets of the Polar Small Company Fund.
For the six months ended September 30, 2024, the Advisor waived and/or reimbursed the Emerging Market Stars Fund, the Emerging Market ex-China Stars Fund, and the International Small Company Fund $365,102, $69,028 and $0, respectively, which is reflected as “Waiver/Reimbursement from Adviser” on the Statement of Operations. The amounts eligible for recoupment by the Adviser as of September 30, 2024 are $559,630, $779,376 and $365,102, expiring March 31, 2026, March 31, 2027 and September 30, 2027, respectively for the Emerging Market Stars Fund, $91,270 and $69,028 expiring March 31, 2027 and September 30, 2027, respectively for the Emerging Market ex-China Stars Fund and $0 expiring September 30, 2027 for the International Small Company Fund.
Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a Distribution Agreement with the Trust, on behalf of the Funds. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. No compensation is payable by the Trust to the Distributor for such distribution services. The Adviser, at its own expense, pays the Distributor an annual fee in consideration for certain distribution related services.
The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay the Administrator a tiered basis-point fee based on the Funds' net assets and certain per account and transaction charges. The total fee for each Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds, as well as other charges for additional service activities. The Administrator has agreed to voluntarily waive its minimum fee and certain other expenses for the Emerging Market ex-China Stars Fund. The waiver agreement may be terminated

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
at any time and the waivers are not subject to recoupment. The total fees paid to or waived by the Administrator for the period ended September 30, 2024 are disclosed on the Statement of Operations in the accounts disclosed below:
	Transfer Agent Fees and Expenses	Custodian Fees	Fund Accounting and Administrative Services and Fees	Waiver from Administrator
Emerging Market Stars Fund	$22,154	$52,386	$70,890	$—
Emerging Market ex-China Stars Fund	$15,080	$6,869	$65,848	$(75,206)
International Small Company Fund*	$—	$—	$—	$—

*	For the one day ended September 30, 2024 (Commencement of Operations).
Foreside Fund Officer Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (“ACA Group”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust, on behalf of the Funds, including providing certain officers to the Funds. The Funds have agreed to pay ACA Group an annual base fee, and has agreed to reimburse ACA Group for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to this agreement are reflected as “Compliance fees” on the Statement of Operations.
Certain Officers and Trustees of the Trust are affiliated with ACA Group, the Administrator, or the Distributor and receive no compensation directly from the Funds for serving in their respective role. For the six months ended September 30, 2024, the Emerging Market Stars Fund, the Emerging Market ex-China Stars Fund and the International Small Company Fund paid $69,156, $497 and $0, respectively, in Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds, which is reflected as “Trustee fees and expenses” on the Statement of Operations.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
NOTE 7 — Disclosure of Fair Value Measurements
The Funds' Board of Trustees (the “Board”) has designated the Adviser through its Fair Valuation Committee (the “Committee”) as valuation designee, responsible for determining the fair value of the assets of the Funds for which market quotations are not readily available using valuation procedures approved by the Board. The Committee uses the following methods and inputs to establish the fair value of the Funds' assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, the Funds' equity securities are generally valued at the latest quotations available from the approved pricing service as of the closing of the primary exchange.
The Committee may use various inputs in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Funds may utilize an independent fair valuation service in adjusting the valuations of foreign securities.
The Funds' assets are classified on three hierarchical levels. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Committee’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

Polar Capital Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024 (Unaudited)
The following tables present the valuation levels of each Funds' investments as of September 30, 2024:
Emerging Market Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$45,656,412	$139,041,405	$—	$184,697,817
Preferred Stocks	3,374,900	—	—	3,374,900
Total Investments	$49,031,312	$139,041,405	$—	$188,072,717

Emerging Market ex-China Stars Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$336,237	$778,851	$—	$1,115,088
Preferred Stocks	27,044	—	—	27,044
Total Investments	$363,281	$778,851	$—	$1,142,132

International Small Company Fund	Level 1	Level 2	Level 3	Total
Investments
Common stocks	$8,845,864	$—	$—	$8,845,864
Total Investments	$8,845,864	$—	$—	$8,845,864
As of September 30, 2024 there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 for the period ended September 30, 2024.
NOTE 8 — Subsequent Events
Management has evaluated subsequent events for the Funds occurring after September 30, 2024 through the date this report was issued and concluded that no subsequent events occurred which require recognition or disclosure.

Polar Capital Funds
ADDITIONAL INFORMATION
September 30, 2024 (Unaudited)
Other Information
At polarcapitalfunds.com/us/individual/Our-Funds/Literature/, you can find additional information about each Fund, including each Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at (800) 806-1112 (toll free) or (312) 557-3164.

Polar Capital Funds
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable

Polar Capital Funds
Proxy Disclosure for Open-End management Investment Companies
Not applicable

Polar Capital Funds
Statement Regarding Basis for Approval of Investment Advisory Contract
A. Board Approval of Investment Management Agreement for the Polar Capital International Small Company Fund
Section 15 of the Investment Company Act of 1940 (the“1940 Act”) requires that the investment management agreement between Datum One Series Trust (the “Trust”) and Polar Capital, LLP (the “Adviser”) with respect to the Polar Capital International Small Company Fund (the “Fund”) be approved by the vote of a majority of the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment management agreement.
At a meeting held on June 25, 2024, the Board formally considered and approved an initial investment management agreement between the Trust, on behalf of the Fund, and the Adviser for an initial two-year term beginning June 25, 2024 (the “Investment Management Agreement”). The June 25, 2024 meeting was held by videoconference, in reliance on a temporary exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), in light of the novel coronavirus (“COVID-19”) pandemic, permitting mutual fund boards of directors to approve advisory agreements at meetings held using remote communications technology, subject to certain conditions, including that the board ratify the approval at its next in-person meeting (the “Order”).  The Board, including each of the Independent Trustees, of the Trust met in person on August 26, 2024, and ratified its approval of the Investment Management Agreement with respect to the Fund.
Prior to the June 25 meeting, the Board requested, and the Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services to be furnished by the Adviser, projections of the Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Adviser from providing services to the Fund as and if the Fund grows. The Board also received and reviewed a memorandum from counsel to the Fund regarding the Board’s responsibilities in evaluating the Investment Management Agreement.
The Board examined the nature, extent, and quality of services to be provided to the Fund by the Adviser. The Board considered the terms of the Investment Management Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience managing assets using an investment strategy similar to the Fund’s. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity

Polar Capital Funds
Statement Regarding Basis for Approval of Investment Advisory Contract
program, and information security practices. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Adviser.
The Board noted that, because the Fund was not yet in operation, it had no performance history. The Board also noted that the Adviser had no comparable accounts or funds and the Fund would be the first strategy of its kind run by the Adviser.
The Board considered the cost of services proposed to be provided and the profits projected to be realized by the Adviser as and if the Fund grows. The Board reviewed the management fee proposed to be paid by the Fund and the projected total operating expenses of the Fund. The Board noted that the Adviser would receive a management fee of 1.00% of the average daily net assets of the Fund and that, under a proposed Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total operating expenses to the annual rate of 1.10% of the Fund’s average daily net assets through June 25, 2026. The Board reviewed comparative data regarding fees and expenses of comparable mutual funds, included in an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Fund to thirteen funds with the same Morningstar investment category, selected by FUSE, with similar pricing characteristics (“Peer Group”) in addition to a group of funds comprised of the Peer Group and all other funds with the same Morningstar investment category with similar pricing characteristics, excluding any outliers. The Board concluded that the proposed management fees were reasonable. The Board noted that, because the Fund had not yet commenced operations, the Adviser had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets. The Board considered that substantial marketing and distribution efforts were likely to be required before the Fund would grow to a size that might result in meaningful profits to the Adviser. The Board considered whether the Fund’s advisory fee reflects the potential for economies of scale for the benefit of the Fund's shareholders. Based on information provided by the Adviser, the Board noted that, while the Adviser did not propose breakpoints in its advisory fee schedule for the Fund, the Board would continue to review the Adviser’s fees on an ongoing basis. The Board further noted that the Adviser had agreed to limit certain fees for the Fund, which limits the expenses borne by shareholders as the Fund raises assets.
The Board considered that the Adviser may derive fall-out financial or other benefits from its management of the Fund which may include, among other things, enhanced name recognition stemming from the management of the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Polar Capital Funds
Statement Regarding Basis for Approval of Investment Advisory Contract
B. Board Approval Of Sub-Adviser Agreement For The Polar Capital International Small Company Fund
Section 15 of the 1940 Act requires that the sub-adviser agreement between the Adviser and the Polar Capital (America) Corporation (the “Sub-Adviser”) with respect to the Fund be approved by the vote of a majority of the Board, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. It is the duty of the Board to request and evaluate, and the duty of the Sub-Adviser to furnish, such information as may reasonably be necessary to evaluate the terms of the investment management agreement.
At a meeting held on August 26-27, 2024, the Board formally considered and approved a sub-adviser agreement between the Adviser and the Sub-Adviser for an initial two-year term beginning September 6, 2024 (the “Sub-Adviser Agreement”). Prior to the August 26-27 meeting, the Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data relating to the following: (1) the nature, extent, and quality of services to be furnished by the Sub-Adviser, projections of the Sub-Adviser’s costs of providing the services and possible economies of scale as and if the Fund grows larger, and whether and how the benefits of scale may be shared with the Fund; (2) the Fund’s interest in having a financially strong investment manager capable of competing with other investment advisers and financial institutions in attracting and retaining high quality investment personnel and investigating and employing new investment techniques, and the need to provide staff capable of administering a developing and expanding investment management business; (3) the risks assumed by the Sub-Adviser in complying with investment restrictions and applicable securities and tax laws, and its possible substantial liabilities to the Fund for failure to comply; (4) the volatility of the financial markets and thus of investment management fee income; (5) comparative expense ratios and management fees of competitive funds; (6) fall-out benefits to the Adviser and its affiliates, if any; and (7) the projected profitability of the Sub-Adviser from providing services to the Fund as and if the Fund grows. The Board also received and reviewed a memorandum from counsel to the Fund regarding the Board’s responsibilities in evaluating the Sub-Adviser Agreement.
The Board examined the nature, extent, and quality of services to be provided to the Fund by the Sub-Adviser. The Board noted that, per the terms of the Sub-Adviser Agreement, the Sub-Adviser would provide portfolio management services to the Fund where as the Adviser would be responsible for the operations of the Fund, the legal and compliance support to the Fund, product management, client services, information technology and distribution of the Fund. The Board considered reports provided by the Sub-Adviser on its personnel and operational model, and the support provided to the Sub-Adviser by the Adviser. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction process and the Sub-Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board also reviewed the investment performance of the Sub-Adviser, noting that the Sub-Adviser had no comparable accounts or funds that operated a similar strategy to the Fund. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser to the Sub-Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services expected from the Sub-Adviser.

Polar Capital Funds
Statement Regarding Basis for Approval of Investment Advisory Contract
The Board considered the cost of services proposed to be provided by the Sub-Adviser and the profits projected to be realized if and when the Fund grows with the addition of the Sub-Adviser. The Board noted that the management fee paid to the Adviser for the Fund was proposed to remain at 1.00% of the average daily net assets of the Fund and that, under a proposed Expense Limitation Agreement, the Adviser would contractually agree to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total operating expenses to the annual rate of 1.10% of the Fund’s average daily net assets through June 25, 2026. The Sub-Adviser Agreement proposed that the Adviser would pay the Sub-Adviser a service fee of 0.90% of the average daily net assets of the Fund. The Board concluded that the proposed sub-advisory fees were reasonable. The Board noted that, because the Fund had not yet commenced operations, the Sub-Adviser had not yet derived any profits from its relationship to the Fund and was not expected to do so until the Fund has achieved a meaningful level of assets.
The Board considered whether the Fund’s sub-advisory fee reflects the potential for economies of scale for the benefit of the Fund’s shareholders. The Board considered that the Sub-Adviser may derive fall-out financial or other benefits from its management of the Fund which may include, among other things, enhanced name recognition stemming from the management of the Fund.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee may have assigned different weights to the various factors considered.

Investment Adviser
Polar Capital LLP
16 Palace Street
London, United Kingdom SW1E5JD
Investment Subadviser (of the Polar Capital International Small Company Fund)
Polar Capital (America) Corporation

2711 Centreville Road, Wilmington,

Delaware, USA
Custodian
The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

111 South Wacker Drive

Chicago, Illinois 60606-4301
Legal Counsel
Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199
Distributor
Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101
For Additional Information, call
(800) 806-1112 (toll free) or (312) 557-3164

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Datum One Series Trust

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	December 3, 2024

By:	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Treasurer, Principal Financial Officer, and Principal Accounting Officer and

Date:	December 3, 2024